                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2001

Check here if Amendment  [  ]                   Amendment No.:    _______
         This Amendment (Check only one):       [  ]  is a restatement.
                                                [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Amelia Peabody Foundation
Address:          One Hollis Street
                  Wellesley, MA 02482

Form 13F File Number:               028-05989

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name:    Margaret St. Clair
Title:   Trustee
Phone: 781-237-6468

Signature, place and date of signing:

/s/ Margaret St. Clair     Wellesley, Massachusetts  July 25, 2001
Report Type (Check only one):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)



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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              5

Form 13F Information Table Entry Total:         78

Form 13F Information Table Value Total:         $ 87,861 (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.      Form 13F File No. Name

1.       28-05999          Bayard D. Waring
2.       28-05991          Margaret N. St. Clair
3.       28-05993          Philip B. Waring
4.       28-05995          Deborah Carlson
5.       28-05997          Thomas B. St. Clair

                           FORM 13F INFORMATION TABLE



COLUMN 1                      COLUMN 2      COLUMN 3   COLUMN 4         COLUMN 5

Name of Issuer             Title of Class    CUSIP      Value      Shrs or    Sh/ Put/
                                                      (X $1000)    Prn Amt    Prn Call
Agilent Tech                   Common      00846U101       310        9,535        SH

Alliance Capital               Common      01855A101     1,327       25,000        SH

Alliance Resource              Common      01877R108       682       30,000        SH

American Int'l                 Common      026874107     2,975       35,000        SH

Amerigas Partners Common       Common      030975106     1,044       45,000        SH
Units

Anadarko Pet.                  Common      032511107     2,426       45,000        SH

Apache                         Common      037411105       761       15,000        SH

Applied Material Inc           Common      038222105     1,719       35,000        SH

Avalonbay Comms 8.96%        Preferred     053484606       254       10,000        SH
Series G Prfd Stock

Bed, Bath & Beyond             Common      075896100       780       25,000        SH

BP Prudhoe                     Common      055630107       286       20,000        SH

Buckeye Partners L P           Common      118230101     3,452       100,000       SH
Unit LTD Partnership Ints

Cardinal Health                Common      14149Y108     3,450       50,000        SH

Cendant Corp                   Common      151313103     1,341       68,785        SH


COLUMN 1                         COLUMN 6          COLUMN 7              COLUMN 8

Name of Issuer                  Investment          Other             Voting Authority
                                Discretion        Managers        Sole    Shared    None
Agilent Tech                  Shared - Other    1, 2, 3, 4, 5    9,535

Alliance Capital              Shared - Other    1, 2, 3, 4, 5    25,000

Alliance Resource             Shared - Other    1, 2, 3, 4, 5    30,000

American Int'l                Shared - Other    1, 2, 3, 4, 5    35,000

Amerigas Partners Common      Shared - Other    1, 2, 3, 4, 5    45,000
Units

Anadarko Pet.                 Shared - Other    1, 2, 3, 4, 5    45,000

Apache                        Shared - Other    1, 2, 3, 4, 5    15,000

Applied Material Inc          Shared - Other    1, 2, 3, 4, 5    35,000

Avalonbay Comms 8.96%         Shared - Other    1, 2, 3, 4, 5    10,000
Series G Prfd Stock

Bed, Bath & Beyond            Shared - Other    1, 2, 3, 4, 5    25,000

BP Prudhoe                    Shared - Other    1, 2, 3, 4, 5    20,000

Buckeye Partners L P          Shared - Other    1, 2, 3, 4, 5   100,000
Unit LTD Partnership Ints

Cardinal Health               Shared - Other    1, 2, 3, 4, 5    50,000

Cendant Corp                  Shared - Other    1, 2, 3, 4, 5    68,785



Chase Capital IV             Preferred     16147N208       300       12,000        SH
Preferred

Chase PFD Cap Corp Ser A     Preferred     161637202       626       25,000        SH
8.10% PFD

Citigroup                      Common      172967101     3,523       66,666        SH

Conagra Cap L C 9.35%        Preferred     20588V406       457       18,000        SH
Ser C Prd

Conseco Inc                    Common      208464107       156       11,268        SH

Corning                        Common      219350105       334       20,000        SH

Crescent RE                    Common      225756105       369       15,000        SH

Cypress                        Common      232806109       596       25,000        SH

Duff & Phelps Util &           Common      26432K108       621       45,000        SH
Corp BD TR

Duke Energy                    Common      264399106       780       20,000        SH

E M C Corp                     Common      268648102       439       15,000        SH

EL Pas Energy                  Common      28368B102     3,780       120,000       SH

Elan PLC                       Common      284131208     1,830       30,000        SH

Enron Toprs 8.125% Pfd       Preferred     29357P201       629       25,000        SH

Eott Energy                    Common      294103106       276       15,000        SH

Exxon Mobil Corp               Common      30231G102     1,747       20,000        SH

Ford Motor                     Common      345370860       246       10,000        SH

Gables Residential Trust     Preferred     362418204       241       10,000        SH
PFD A

General Electric Co            Common      369604103     1,706       35,000        SH

HL&P Capital Trust I         Preferred     404202202       247       10,000        SH
8.125% Tr Pfd Ser A



Chase Capital IV              Shared - Other    1, 2, 3, 4, 5    12,000
Preferred

Chase PFD Cap Corp Ser A      Shared - Other    1, 2, 3, 4, 5    25,000
8.10% PFD

Citigroup                     Shared - Other    1, 2, 3, 4, 5    66,666

Conagra Cap L C 9.35%         Shared - Other    1, 2, 3, 4, 5    18,000
Ser C Prd

Conseco Inc                   Shared - Other    1, 2, 3, 4, 5    11,268

Corning                       Shared - Other    1, 2, 3, 4, 5    20,000

Crescent RE                   Shared - Other    1, 2, 3, 4, 5    15,000

Cypress                       Shared - Other    1, 2, 3, 4, 5    25,000

Duff & Phelps Util &          Shared - Other    1, 2, 3, 4, 5    45,000
Corp BD TR

Duke Energy                   Shared - Other    1, 2, 3, 4, 5    20,000

E M C Corp                    Shared - Other    1, 2, 3, 4, 5    15,000

EL Pas Energy                 Shared - Other    1, 2, 3, 4, 5   120,000

Elan PLC                      Shared - Other    1, 2, 3, 4, 5    30,000

Enron Toprs 8.125% Pfd        Shared - Other    1, 2, 3, 4, 5    25,000

Eott Energy                   Shared - Other    1, 2, 3, 4, 5    15,000

Exxon Mobil Corp              Shared - Other    1, 2, 3, 4, 5    20,000

Ford Motor                    Shared - Other    1, 2, 3, 4, 5    10,000

Gables Residential Trust      Shared - Other    1, 2, 3, 4, 5    10,000
PFD A

General Electric Co           Shared - Other    1, 2, 3, 4, 5    35,000

HL&P Capital Trust I          Shared - Other    1, 2, 3, 4, 5    10,000
8.125% Tr Pfd Ser A


Honeywell                      Common      438516106       350       10,000        SH

Hospitality Prop.              Common      44106M102     1,140       40,000        SH

HSBC Bank                    Preferred     44328M302       770       30,000        SH

Integrated Device              Common      458118106       792       25,000        SH

Intel Corp                     Common      458140100     1,170       40,000        SH

Ivax Corp                      Common      465823102       731       18,750        SH

J.P. Morgan Chase              Common      46625H100     2,230       50,000        SH

Johnson & Johnson              Common      478160104     4,000       80,000        SH

Kansas City Power              Common      485134100       737       30,000        SH

Kinder Morgan Energy           Common      494550106     5,501       80,000        SH
Partners KL Unit LTD
Partnership INT

Knightsbridge Tankers LTD      Common      G5299G106       500       25,000        SH

Lakehead Pipe Line             Common      511557100     1,131       25,000        SH
Partners L P

Liberty Property Trust         Common      531172104     1,184       40,000        SH

Merrill Lynch                  Common      590188108     2,074       35,000        SH

MicroSoft                      Common      594918104     1,460       20,000        SH

Morgan Stanley                 Common      617446448     2,248       35,000        SH

McData Corp Class A            Common      580031201        23        1,288        SH

Mutual Risk Mgmt               Common      628351108       267       30,000        SH

National Semi Conductor        Common      637640103       437       15,000        SH

Oracle                         Common      68389X105       380       20,000        SH


Honeywell                     Shared - Other    1, 2, 3, 4, 5    10,000

Hospitality Prop.             Shared - Other    1, 2, 3, 4, 5    40,000

HSBC Bank                     Shared - Other    1, 2, 3, 4, 5    30,000

Integrated Device             Shared - Other    1, 2, 3, 4, 5    25,000

Intel Corp                    Shared - Other    1, 2, 3, 4, 5    40,000

Ivax Corp                     Shared - Other    1, 2, 3, 4, 5    18,750

J.P. Morgan Chase             Shared - Other    1, 2, 3, 4, 5    50,000

Johnson & Johnson             Shared - Other    1, 2, 3, 4, 5    80,000

Kansas City Power             Shared - Other    1, 2, 3, 4, 5    30,000

Kinder Morgan Energy          Shared - Other    1, 2, 3, 4, 5    80,000
Partners KL Unit LTD
Partnership INT

Knightsbridge Tankers LTD     Shared - Other    1, 2, 3, 4, 5    25,000

Lakehead Pipe Line            Shared - Other    1, 2, 3, 4, 5    25,000
Partners L P

Liberty Property Trust        Shared - Other    1, 2, 3, 4, 5    40,000

Merrill Lynch                 Shared - Other    1, 2, 3, 4, 5    35,000

MicroSoft                     Shared - Other    1, 2, 3, 4, 5    20,000

Morgan Stanley                Shared - Other    1, 2, 3, 4, 5    35,000

McData Corp Class A           Shared - Other      1,2,3,4,5      1,288

Mutual Risk Mgmt              Shared - Other    1, 2, 3, 4, 5    30,000

National Semi Conductor       Shared - Other    1, 2, 3, 4, 5    15,000

Oracle                        Shared - Other    1, 2, 3, 4, 5    20,000


PictureTel New                 Common      720035302       560       100,000       SH

Plum Creek Timber Co Inc.      Common      729251108       844       30,000        SH

PP&L Cap Tr Tr               Preferred     693497208       374       15,000        SH
Originated Pfd Secs 8.20%

Progress Energy                Common      743263105     1,123       25,000        SH

Progress Energy CVO            Common      743263AA3         0       25,000        SH

Public Storage Inc           Preferred     74460D828       252       10,000        SH
Depositary PSA Sh Repstg
1/1000 PRD Ser J

Public Storage Preferred     Preferred     74460D711       258       10,000        SH
8.6%

PWG Capital Trust II         Preferred     69366F208       377       15,000        SH
8.08% PFD

Royal Bank of Scotland       Preferred     780097853       526       20,000        SH

Shop At Home Inc Ser A       Preferred     825066400         9         692         SH
PFD

SJG Cap TR PFD Secs 8.35%    Preferred     78427Q202       500       20,000        SH

Spinnaker                      Common      84855W109       797       20,000        SH

State Street                   Common      857477103       990       20,000        SH

Talbots                        Common      874161102       219        5,000        SH

Teco                           Common      872375100       763       25,000        SH

Titan Corp.                    Common      888266103       573       25,000        SH

TXU Corp                       Common      873168108     1,928       40,000        SH

Tyco                           Common      902124106     3,543       65,000        SH

UDS Capital I G              Preferred     902655208       616       25,000        SH

Preferred SEC 8.32%

UnumProvident                Preferred     91529Y205       259       10,000        SH


PictureTel New                Shared - Other    1, 2, 3, 4, 5   100,000

Plum Creek Timber Co Inc.     Shared - Other    1, 2, 3, 4, 5    30,000

PP&L Cap Tr Tr                Shared - Other    1, 2, 3, 4, 5    15,000
Originated Pfd Secs 8.20%

Progress Energy               Shared - Other    1, 2, 3, 4, 5    25,000

Progress Energy CVO           Shared - Other    1, 2, 3, 4, 5    25,000

Public Storage Inc            Shared - Other    1, 2, 3, 4, 5    10,000
Depositary PSA Sh Repstg
1/1000 PRD Ser J

Public Storage Preferred      Shared - Other    1, 2, 3, 4, 5    10,000
8.6%

PWG Capital Trust II          Shared - Other    1, 2, 3, 4, 5    15,000
8.08% PFD

Royal Bank of Scotland        Shared - Other    1, 2, 3, 4, 5    20,000

Shop At Home Inc Ser A        Shared - Other    1, 2, 3, 4, 5     692
PFD

SJG Cap TR PFD Secs 8.35%     Shared - Other    1, 2, 3, 4, 5    20,000

Spinnaker                     Shared - Other    1, 2, 3, 4, 5    20,000

State Street                  Shared - Other    1, 2, 3, 4, 5    20,000

Talbots                       Shared - Other    1, 2, 3, 4, 5    5,000

Teco                          Shared - Other    1, 2, 3, 4, 5    25,000

Titan Corp.                   Shared - Other    1, 2, 3, 4, 5    25,000

TXU Corp                      Shared - Other    1, 2, 3, 4, 5    40,000

Tyco                          Shared - Other    1, 2, 3, 4, 5    65,000

UDS Capital I G               Shared - Other    1, 2, 3, 4, 5    25,000

Preferred SEC 8.32%

UnumProvident                 Shared - Other    1, 2, 3, 4, 5    10,000


Verizon                        Common      92343V104     1,873       35,000        SH

Vodafone                       Common      92857W100       112        5,000        SH

Washington Mtl                 Common      939322103     2,441       65,000        SH

Wells Fargo                    Common      949746101     2,089       45,000        SH

                                                        87,861


Verizon                       Shared - Other    1, 2, 3, 4, 5    35,000

Vodafone                      Shared - Other      1,2,3,4,5      5,000

Washington Mtl                Shared - Other    1, 2, 3, 4, 5    65,000

Wells Fargo                   Shared - Other    1, 2, 3, 4, 5    45,000
